Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free NY Municipals), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer AMT-Free NY Municipals) | Class A
Bar Chart Table:
Annual Return 2002	6.44%
Annual Return 2003	6.95%
Annual Return 2004	4.38%
Annual Return 2005	8.08%
Annual Return 2006	8.76%
Annual Return 2007	(2.04%)
Annual Return 2008	(29.02%)
Annual Return 2009	41.44%
Annual Return 2010	2.44%
Annual Return 2011	13.08%